UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-7512

Dreyfus Premier Worldwide Growth Fund, Inc.: Dreyfus Worldwide Growth Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	4/30/15

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Worldwide Growth Fund

SEMIANNUAL REPORT April 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
Worldwide Growth Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Worldwide Growth Fund, covering the six-month period from November 1, 2014, through April 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

International stock markets continued to encounter bouts of heightened volatility on their way to posting moderate gains, on average. Investors remained concerned over the reporting period’s first half that persistent economic weakness and defla-tionary pressures in Europe, Japan, and China might undermine corporate profits for non-U.S. and multinational companies. However, investor sentiment was buoyed over the second half by increasingly accommodative monetary policies from major central banks. Indeed, aggressive monetary stimulus measures caused most local currencies to depreciate against the U.S. dollar, making foreign exports more attractive to U.S. consumers in a recovering domestic economy.

We remain optimistic regarding the long-term outlook for the global economy generally and for international equities in particular. Despite ongoing geopolitical head-winds, energy prices appear to have stabilized, and we believe that aggressively accommodative monetary policies from the world’s major central banks seem likely to address economic and deflation issues.Therefore, we currently expect the pace of global economic growth to improve gradually in the months ahead. As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
May 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the reporting period of November 1, 2014, through April 30, 2015, as provided by Fayez Sarofim, Portfolio Manager of Fayez Sarofim & Co., Sub-Investment Adviser

Fund and Market Performance Overview

For the six-month period ended April 30, 2015, Dreyfus Worldwide Growth Fund’s Class A shares produced a total return of 3.48%, Class C shares returned 3.07%, Class I shares returned 3.60% and Class Y shares returned 3.65%.1 For the same period, the fund’s benchmark, the Morgan Stanley Capital International World Index (“MSCI World Index”), produced a 5.09% total return.2

Stocks throughout the world advanced moderately amid bouts of heightened market volatility stemming from subdued economic growth and more aggressively accommodative monetary policies from major central banks. The fund lagged its benchmark, mainly due to our emphasis on large, global industry leaders at a time when smaller, lower quality stocks fared better.

The Fund’s Investment Approach

The fund invests primarily in large, well-established, multinational companies that we believe are well positioned to weather difficult economic climates and thrive during favorable times.We focus on purchasing large-cap, blue-chip stocks at a price we consider to be justified by a company’s fundamentals.The result is a portfolio of stocks of prominent companies selected for what we consider to be sustained patterns of profitability, strong balance sheets, expanding global presence and above-average earnings growth potential.The fund pursues a “buy-and-hold” investment strategy in which we typically buy and sell relatively few stocks during the course of the year, which may help to reduce investors’ tax liabilities and the fund’s trading costs.3

Economic Developments Drove Market Performance

The MSCI World Index traced a choppy course over the reporting period but succeeded in registering a moderately positive return. The benchmark’s advance over the reporting period was paced by European equities, which were buoyed by the launch of a larger-than-expected quantitative easing program from the European Central Bank. Japanese equities also outperformed broad market averages. In con-

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

trast, a recent slowdown in U.S. economic activity and nervousness about the timing and magnitude of short-term interest-rate hikes restrained the performance of the U.S. stock market. U.K.-based equities also lagged the benchmark in this environment.

The consumer discretionary and health care sectors led the MSCI World Index’s advance over the reporting period.The energy sector remained the weakest benchmark component despite a rebound in April, when oil prices reversed a portion of their previous decline.

Global Industry Leaders Dampened Relative Results

The fund participated in the market’s moderate gains during the reporting period, but its returns lagged the benchmark. Country weightings had a modestly positive net impact on relative performance, buoyed by overweighted exposure to European markets such as France and Switzerland, an underweighted allocation to the United Kingdom, and the avoidance of Australian-based equities. However, a lack of representation in Japan undercut much of the impact of these benefits.

The fund’s allocations across economic sectors also proved advantageous, but their positive influence was offset by our stock selection strategy, which reflected the fund’s emphasis on high-quality, global industry leaders at a time when they generally trailed smaller, lower quality stocks. Security selections in the health care and industrials sectors particularly impeded relative performance. Relative results also were undermined by overweighted exposure to the energy sector and by security selection shortfalls in the consumer staples sector. Factors supporting relative results included limited and selective representation in the underperforming financials sector and strong stock selections in the information technology and consumer discretionary sectors. Lack of exposure to the weak utilities sector and an underweighted presence in the materials sector also added value.

Holdings making the largest contributions to returns for the reporting period included Christian Dior, Apple, L’Oreal, Walgreen, Novo Nordisk, Nestle, Air Liquide, BlackRock, and Texas Instruments. The largest detractors from returns included ExxonMobil, Philip Morris International, Chevron, Procter & Gamble, Johnson and Johnson, Canadian Pacific Railway and Diageo.

Maintaining a Constructive Investment Posture

We expect global economic growth to grind modestly higher, supported by continued expansion in the United States and a rebound from depressed levels in certain international markets that are benefitting from lower oil prices, cheap currencies and stimulative monetary policies. In light of negative real interest rates in much of the world, global equities remain attractive versus most other financial assets.

In our view, the global industry leaders represented in the fund have scaled and profitable businesses not only in the United States but also in other developed and emerging markets. We believe that these multinational companies offer investors a way to benefit from improving domestic demand as well as the nascent recoveries that seem to be germinating in some regions abroad. Furthermore, the financial resources, capital allocation acumen and shareholder orientation of the fund’s global holdings may help restrain risk in an investment environment where the divergence of monetary policies and growth prospects across regions has sparked heightened uncertainty and market volatility.

May 15, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. – Reflects monthly reinvestment of dividends and, where applicable, capital gain
distributions.The Morgan Stanley Capital International World Index is designed to measure global equity performance of developed markets.The index includes 24 MSCI national developed market indices.
3 Achieving tax efficiency is not a part of the fund’s investment objective, and there can be no guarantee that the fund will achieve any particular level of taxable distributions in future years. In periods when the manager has to sell significant amounts of securities (e.g., during periods of significant net redemptions or changes in index components), the fund can be expected to be less tax efficient than during periods of more stable market conditions and asset flows.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Growth Fund from November 1, 2014 to April 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.90	$9.62	$4.59	$4.59
Ending value (after expenses)	$1,034.80	$1,030.70	$1,036.00	$1,036.50

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.86	$9.54	$4.56	$4.56
Ending value (after expenses)	$1,018.99	$1,015.32	$1,020.28	$1,020.28

† Expenses are equal to the fund’s annualized expense ratio of 1.17% for Class A, 1.91% for Class C, .91% for
Class I and .91% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

April 30, 2015 (Unaudited)

Common Stocks—99.5%	Shares		Value ($)
Consumer Durables & Apparel—7.3%
Christian Dior	230,000		45,096,053
Hermes International	13,801		5,208,622
			50,304,675
Consumer Services—1.4%
McDonald’s	99,150		9,572,933
Diversified Financials—4.9%
BlackRock	32,500		11,828,050
Eurazeo	90,482		6,480,617
JPMorgan Chase & Co	105,100		6,648,626
State Street	50,000		3,856,000
Visa, Cl. A	76,800		5,072,640
			33,885,933
Energy—12.0%
Canadian Natural Resources	130,000		4,322,500
Chevron	258,800		28,742,328
ConocoPhillips	25,000		1,698,000
Exxon Mobil	350,808		30,650,095
Imperial Oil	160,000	[a]	7,060,800
Statoil, ADR	157,468		3,343,046
Total, ADR	125,400		6,784,140
			82,600,909
Food & Staples Retailing—2.3%
Walgreens Boots Alliance	193,500		16,046,955
Food, Beverage & Tobacco—25.4%
Altria Group	262,500		13,138,125
Anheuser-Busch InBev	25,000		3,037,263
British American Tobacco, ADR	80,000		8,808,800
Coca-Cola	698,700		28,339,272
Danone, ADR	682,000	[a]	9,895,820
Diageo, ADR	165,000		18,318,300
Nestle, ADR	397,500		30,853,950

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
PepsiCo	106,175		10,099,366
Philip Morris International	540,000		45,073,800
SABMiller	150,000		7,947,345
			175,512,041
Health Care Equipment & Services—1.3%
Abbott Laboratories	190,300		8,833,726
Household & Personal Products—7.7%
L’Oreal, ADR	935,000		35,230,800
Procter & Gamble	223,000		17,730,730
			52,961,530
Insurance—1.0%
ACE	35,000		3,744,650
Zurich Insurance Group	10,100	[b]	3,128,216
			6,872,866
Materials—3.2%
Air Liquide, ADR	857,043	[a]	22,368,822
Media—3.5%
Comcast, Cl. A	144,000		8,317,440
Twenty-First Century Fox, Cl. A	341,400		11,634,912
Walt Disney	40,000		4,348,800
			24,301,152
Pharmaceuticals, Biotech &
Life Sciences—12.8%
AbbVie	190,300		12,304,798
Celgene	5,000	[b]	540,300
Gilead Sciences	53,000	a,b	5,327,030
Johnson & Johnson	92,725		9,198,320
Novartis, ADR	50,000	[a]	5,090,000

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Novo Nordisk, ADR	275,000		15,474,250
Roche Holding, ADR	1,122,000		40,257,360
			88,192,058
Retailing—.4%
LVMH Moet Hennessy Louis Vuitton	15,775		2,758,363
Semiconductors & Semiconductor
Equipment—3.5%
ASML Holding	64,000		6,850,560
Intel	247,941		8,070,480
Texas Instruments	165,000		8,944,650
			23,865,690
Software & Services—3.5%
Facebook, Cl. A	85,000	[b]	6,695,450
International Business Machines	75,000		12,846,750
Oracle	100,000		4,362,000
			23,904,200
Technology Hardware &
Equipment—6.4%
Apple	316,400		39,597,460
QUALCOMM	65,000		4,420,000
			44,017,460
Transportation—2.9%
Canadian Pacific Railway	80,000		15,246,400
Union Pacific	45,000		4,780,350
			20,026,750
Total Common Stocks
(cost $281,285,409)			686,026,063

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—.3%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,954,314)	1,954,314 [c]	1,954,314

Investment of Cash Collateral for
Securities Loaned—1.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,088,723)	9,088,723 [c]	9,088,723
Total Investments (cost $292,328,446)	101.1%	697,069,100
Liabilities, Less Cash and Receivables	(1.1%)	(7,545,200)
Net Assets	100.0%	689,523,900

ADR—American Depository Receipts

a Security, or portion thereof, on loan. At April 30, 2015, the value of the fund’s securities on loan was $13,397,633 and the value of the collateral held by the fund was $13,825,140, consisting of cash collateral of $9,088,723 and
U.S. Government & Agency securities valued at $4,736,417.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Food, Beverage & Tobacco	25.4	Software & Services	3.5
Pharmaceuticals,		Materials	3.2
Biotech & Life Sciences	12.8	Transportation	2.9
Energy	12.0	Food & Staples Retailing	2.3
Household & Personal Products	7.7	Money Market Investments	1.6
Consumer Durables & Apparel	7.3	Consumer Services	1.4
Technology Hardware & Equipment	6.4	Health Care Equipment & Services	1.3
Diversified Financials	4.9	Insurance	1.0
Media	3.5	Retailing	.4
Semiconductors &
Semiconductor Equipment	3.5		101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2015 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $13,397,633)—Note 1(c):
Unaffiliated issuers		281,285,409 686,026,063
Affiliated issuers			11,043,037	11,043,037
Cash				84,184
Dividends and securities lending income receivable				2,275,543
Receivable for investment securities sold				509,866
Receivable for shares of Common Stock subscribed				68,567
Prepaid expenses				53,116
			700,060,376
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)				643,420
Liability for securities on loan—Note 1(c)				9,088,723
Payable for shares of Common Stock redeemed				643,056
Accrued expenses				161,277
				10,536,476
Net Assets ($)			689,523,900
Composition of Net Assets ($):
Paid-in capital			257,535,613
Accumulated undistributed investment income—net				2,435,178
Accumulated net realized gain (loss) on investments				24,799,470
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions			404,753,639
Net Assets ($)			689,523,900

Net Asset Value Per Share
	Class A	Class C	Class I	Class Y
Net Assets ($)	470,495,629	70,602,360	144,102,851	4,323,060
Shares Outstanding	8,463,897	1,400,850	2,571,327	77,093
Net Asset Value Per Share ($)	55.59	50.40	56.04	56.08

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $797,732 foreign taxes withheld at source):
Unaffiliated issuers	11,416,480
Affiliated issuers	1,000
Income from securities lending—Note 1(c)	32,406
Total Income	11,449,886
Expenses:
Management fee—Note 3(a)	2,543,413
Shareholder servicing costs—Note 3(c)	1,029,954
Distribution fees—Note 3(b)	262,642
Custodian fees—Note 3(c)	61,680
Professional fees	47,718
Registration fees	37,533
Prospectus and shareholders’ reports	29,861
Directors’ fees and expenses—Note 3(d)	12,859
Loan commitment fees—Note 2	3,446
Miscellaneous	15,739
Total Expenses	4,044,845
Less—reduction in fees due to earnings credits—Note 3(c)	(201)
Net Expenses	4,044,644
Investment Income—Net	7,405,242
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	24,800,403
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(8,956,460)
Net Realized and Unrealized Gain (Loss) on Investments	15,843,943
Net Increase in Net Assets Resulting from Operations	23,249,185

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Operations ($):
Investment income—net	7,405,242	9,701,292
Net realized gain (loss) on investments	24,800,403	14,838,007
Net unrealized appreciation
(depreciation) on investments	(8,956,460)	32,030,050
Net Increase (Decrease) in Net Assets
Resulting from Operations	23,249,185	56,569,349
Dividends to Shareholders from ($):
Investment income—net:
Class A	(3,319,312)	(7,510,121)
Class C	(308,369)	(680,691)
Class I	(1,176,135)	(2,142,078)
Class Y	(1,224)	(3,646)
Net realized gain on investments:
Class A	(10,016,045)	—
Class C	(1,656,727)	—
Class I	(2,966,472)	—
Class Y	(2,975)	—
Total Dividends	(19,447,259)	(10,336,536)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	14,156,939	43,455,250
Class C	2,854,129	7,413,493
Class I	21,193,534	47,025,698
Class Y	4,466,727	651,660
Dividends reinvested:
Class A	11,889,180	6,685,718
Class C	1,457,743	498,450
Class I	3,852,342	1,995,137
Class Y	3,404	644
Cost of shares redeemed:
Class A	(36,773,778)	(95,690,628)
Class C	(5,564,433)	(11,412,002)
Class I	(18,520,531)	(31,545,851)
Class Y	(349,719)	(490,880)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(1,334,463)	(31,413,311)
Total Increase (Decrease) in Net Assets	2,467,463	14,819,502
Net Assets ($):
Beginning of Period	687,056,437	672,236,935
End of Period	689,523,900	687,056,437
Undistributed (accumulated) investment
income (loss)—net	2,435,178	(165,024)

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2015	Year Ended
	(Unaudited)	October 31, 2014
Capital Share Transactions:
Class A
Shares sold	260,386	813,954
Shares issued for dividends reinvested	226,684	125,623
Shares redeemed	(672,222)	(1,787,736)
Net Increase (Decrease) in Shares Outstanding	(185,152)	(848,159)
Class C
Shares sold	57,846	151,966
Shares issued for dividends reinvested	30,626	10,223
Shares redeemed	(112,008)	(234,150)
Net Increase (Decrease) in Shares Outstanding	(23,536)	(71,961)
Class Ia
Shares sold	384,853	871,787
Shares issued for dividends reinvested	72,860	37,185
Shares redeemed	(336,079)	(586,784)
Net Increase (Decrease) in Shares Outstanding	121,634	322,188
Class Ya
Shares sold	80,756	11,437
Shares issued for dividends reinvested	64	12
Shares redeemed	(6,251)	(8,945)
Net Increase (Decrease) in Shares Outstanding	74,569	2,504

a During the period ended October 31, 2014, 11,441 Class I shares representing $651,660 were exchanged for
11,437 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	55.33		51.69	45.09	42.06	40.31	36.61
Investment Operations:
Investment income—net [a]	.60		.78	.73	.66	.70	.63
Net realized and unrealized
gain (loss) on investments	1.23		3.68	6.77	4.32	2.71	4.53
Total from Investment Operations	1.83		4.46	7.50	4.98	3.41	5.16
Distributions:
Dividends from
investment income—net	(.39)		(.82)	(.70)	(.86)	(.79)	(.71)
Dividends from net realized
gain on investments	(1.18)		—	(.20)	(1.09)	(.87)	(.75)
Total Distributions	(1.57)		(.82)	(.90)	(1.95)	(1.66)	(1.46)
Net asset value, end of period	55.59		55.33	51.69	45.09	42.06	40.31
Total Return (%) [b]	3.48	[c]	8.69	16.81	12.42	8.72	14.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.17	[d]	1.17	1.18	1.22	1.24	1.26
Ratio of net expenses
to average net assets	1.17	[d]	1.17	1.18	1.22	1.24	1.26
Ratio of net investment income
to average net assets	2.20	[d]	1.45	1.52	1.52	1.70	1.70
Portfolio Turnover Rate	3.99	[c]	2.01	2.97	2.41	7.85	.34
Net Assets, end of period
($ x 1,000)	470,496		478,579	490,921	427,373	417,814	378,374

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
April 30, 2015				Year Ended October 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	50.33		47.09	41.18	38.47	37.01	33.74
Investment Operations:
Investment income—net [a]	.36		.35	.34	.29	.37	.33
Net realized and unrealized
gain (loss) on investments	1.11		3.36	6.16	3.97	2.49	4.17
Total from Investment Operations	1.47		3.71	6.50	4.26	2.86	4.50
Distributions:
Dividends from
investment income—net	(.22)		(.47)	(.39)	(.46)	(.53)	(.48)
Dividends from net realized
gain on investments	(1.18)		—	(.20)	(1.09)	(.87)	(.75)
Total Distributions	(1.40)		(.47)	(.59)	(1.55)	(1.40)	(1.23)
Net asset value, end of period	50.40		50.33	47.09	41.18	38.47	37.01
Total Return (%) [b]	3.07	[c]	7.91	15.92	11.57	7.93	13.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.91	[d]	1.91	1.93	1.97	1.97	1.99
Ratio of net expenses
to average net assets	1.91	[d]	1.91	1.93	1.97	1.97	1.99
Ratio of net investment income
to average net assets	1.46	[d]	.71	.77	.74	.97	.97
Portfolio Turnover Rate	3.99	[c]	2.01	2.97	2.41	7.85	.34
Net Assets, end of period
($ x 1,000)	70,602		71,683	70,468	63,136	51,866	49,806

a Based on average shares outstanding.
b Exclusive of sales charge.
c Not annualized.
d Annualized.

See notes to financial statements.

Six Months Ended
April 30, 2015				Year Ended October 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	55.78		52.10	45.44	42.47	40.71	36.96
Investment Operations:
Investment income—net [a]	.68		.92	.86	.71	.65	.78
Net realized and unrealized
gain (loss) on investments	1.23		3.71	6.81	4.41	2.89	4.55
Total from Investment Operations	1.91		4.63	7.67	5.12	3.54	5.33
Distributions:
Dividends from
investment income—net	(.47)		(.95)	(.81)	(1.06)	(.91)	(.83)
Dividends from net realized
gain on investments	(1.18)		—	(.20)	(1.09)	(.87)	(.75)
Total Distributions	(1.65)		(.95)	(1.01)	(2.15)	(1.78)	(1.58)
Net asset value, end of period	56.04		55.78	52.10	45.44	42.47	40.71
Total Return (%)	3.60	[b]	8.98	17.10	12.70	9.01	14.82
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[c]	.91	.92	.97	1.02	.98
Ratio of net expenses
to average net assets	.91	[c]	.91	.92	.97	1.02	.98
Ratio of net investment income
to average net assets	2.47	[c]	1.69	1.77	1.57	1.70	2.03
Portfolio Turnover Rate	3.99	[b]	2.01	2.97	2.41	7.85	.34
Net Assets, end of period
($ x 1,000)	144,103		136,654	110,847	91,478	22,214	3,818

a Based on average shares outstanding.
b Not annualized.
c Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	April 30, 2015		Year Ended October 31,
Class Y Shares	(Unaudited)		2014	2013	[a]
Per Share Data ($):
Net asset value,
beginning of period	55.81		52.11	48.38
Investment Operations:
Investment income—net [b]	.76		.92	.18
Net realized and unrealized
gain (loss) on investments	1.17		3.77	3.88
Total from Investment Operations	1.93		4.69	4.06
Distributions:
Dividends from
investment income—net	(.48)		(.99)	(.33)
Dividends from net realized
gain on investments	(1.18)		—	—
Total Distributions	(1.66)		(.99)	(.33)
Net asset value, end of period	56.08		55.81	52.11
Total Return (%)	3.65	[c]	9.10	8.41	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.91	[d]	.85	.79	[d]
Ratio of net expenses
to average net assets	.91	[d]	.85	.79	[d]
Ratio of net investment income
to average net assets	2.90	[d]	1.51	1.10	[d]
Portfolio Turnover Rate	3.99	[c]	2.01	2.97
Net Assets, end of period
($ x 1,000)	4,323		141	1

a From the close of business on July 1, 2013 (commencement of initial offering) to October 31, 2013.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Worldwide Growth Fund (the “fund”) is the sole series of Dreyfus Premier Worldwide Growth Fund, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek long-term capital appreciation consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Fayez Sarofim & Co. (“Sarofim & Co.”) serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I and Class Y. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are pre-

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

pared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available Registered investment companies that are not traded on an exchange are valued at their net asset value.All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

The following is a summary of the inputs used as of April 30, 2015 in valuing the fund’s investments:

		Level 2—Other		Level 3—
	Level 1—	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common Stocks†	382,464,036	—		—	382,464,036
Equity Securities—
Foreign
Common Stocks†	229,905,548	73,656,479	††	—	303,562,027
Mutual Funds	11,043,037	—		—	11,043,037

† See Statement of Investments for additional detailed categorizations.

††Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2014, $65,847,067 of exchange traded foreign equity securities were classified within Level 2 of the fair value hierarchy pursuant to the fund’s fair valuation procedures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended April 30, 2015, The Bank of New York Mellon earned $8,411 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2015 were as follows:

Affiliated
Investment	Value				Value	Net
Company	10/31/2014	($)	Purchases ($)	Sales ($)	4/30/2015 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	2,224,000		31,298,390	31,568,076	1,954,314.3
Dreyfus
Institutional
Cash
Advantage
Fund	7,841,193		141,974,296	140,726,766	9,088,723	1.3
Total	10,065,193		173,272,686	172,294,842	11,043,037	1.6

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2014 was as follows: ordinary income $10,336,536. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2015, the fund did not borrow under the Facilities.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

Pursuant to a sub-investment advisory agreement between Dreyfus and Sarofim & Co., Dreyfus pays Sarofim & Co. a fee at the annual rate of .2175% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended April 30, 2015, the Distributor retained $10,752 from commissions earned on sales of the fund’s Class A shares and $845 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2015, Class C shares were charged $262,642, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2015, Class A and Class C shares were charged $583,099 and $87,547, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2015, the fund was charged $96,791 for transfer agency services and $4,621 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $201.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2015, the fund was charged $61,680 pursuant to the custody agreement.

During the period ended April 30, 2015, the fund was charged $5,659 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $425,042, Distribution Plan fees $43,377, Shareholder Services Plan fees $111,328, custodian fees $28,001, Chief Compliance Officer fees $3,682 and transfer agency fees $31,990.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2015, amounted to $27,132,556 and $41,574,875, respectively.

At April 30, 2015, accumulated net unrealized appreciation on investments was $404,740,654, consisting of $406,934,785 gross unrealized appreciation and $2,194,131 gross unrealized depreciation.

At April 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Worldwide Growth Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    June 17, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    June 17, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)